Inventories - Summary of Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Sep. 30, 2024
Classes of current inventories [abstract]
Raw materials	€ 72,103	€ 61,693
Work in progress	61,225	49,398
Finished goods	566,496	513,716
Inventories	€ 699,824	€ 624,807